23. Provision for legal and administrative proceedings (Details Narrative 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 16,757,282	R$ 16,278,920
Tax Claim Federal Taxes - Charge of IRPJ, PIS/COFINS and CSLL Debts [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	7,407,881	6,982,809
Tax Claim State Taxes - Alleged undue crediting of ICMS [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,055,667	985,842
Tax Claim State Taxes - Credit Reversal & Late Use of Credit for Purchase of Fixed Assets [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	784,654	907,777
Tax Claim State Taxes - ICMS Credits Booked & Debits Reversed [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,698,409	1,230,516
Tax Claim State Taxes - Use of Credit to Purchase Electricity [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	131,625	322,722
Tax Claim State Taxes - Alleged Failure to Deduct Tax on Network Infrastructure Lease Transactions [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	120,880	112,537
Tax Claim State Taxes - Liability for ICMS and FECOP (State Anti-Poverty Fund) [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	175,729	169,431
Tax Claim State Taxes - Penalty Claimed on Errors or Inconsistencies on Ancillary Obligations [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	253,443	234,006
Tax Claim State Taxes - Undue ICMS Credit [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	73,722	69,195
Tax Claim State Taxes - Taxation of International Roaming Services [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	45,917	39,665
Tax Claim State Taxes - Credits booked For The Return Of Cell Phones On Free Leases [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	185,526	105,418
Tax Claim State Taxes - Cancellation Of Telecommunications Services [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 23,797	R$ 22,499